ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2019
Goodwill			$ 5,988,230	$ 12,071,376	$ 21,062,455
Goodwill impairment (See note 2 and 3)			6,083,146	4,111,079
In Process Research and Development [Member]
Intangible asset, net			$ 1,101,760	1,101,760
Research and Development Expense [Member]
Intangible asset, net				$ 1,101,760	$ 1,101,760
Merger Agreement [Member]
Goodwill	$ 4,900,000
Derecognized goodwill	$ 4,900,000
Merger Agreement [Member] | PointR [Member]
Goodwill						$ 16,182,456
Assignment And Assumption Agreement [Member] | Autotelic Inc [Member]
Stock issued during period, shares, acquisitions		204,798
Stock issued during period, value, acquisitions		$ 819,191